Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2015	December 31, 2014
Financial assets
Derivatives not designated in a hedging relationship
Long-term - interest rate swaps	$759	$5,315

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$9,473	$13,174
Long-term - interest rate swaps	$12,191	$10,041
Current - foreign currency exchange agreements	$27	$-
Current - commodity swaps	$3,099	$3,384
Long-term - commodity swaps	$843	$-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$35,780	$-	$-	$35,780
Funded landfill post-closure costs	10,145	-	-	10,145
Other assets - interest rate swaps	-	759	-	759
Other liabilities - commodity swaps	-	-	(3,942)	(3,942)
Other liabilities - interest rate swaps	-	(21,664)	-	(21,664)
Other liabilities - foreign currency exchange agreements	-	(27)	-	(27)
	$45,925	$(20,932)	$(3,942)	$21,051

			December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$41,636	$-	$-	$41,636
Funded landfill post-closure costs	11,365	-	-	11,365
Other assets - interest rate swaps	-	5,315	-	5,315
Other liabilities - commodity swaps	-	-	(3,384)	(3,384)
Other liabilities - interest rate swaps	-	(23,215)	-	(23,215)
	$53,001	$(17,900)	$(3,384)	$31,717

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	December 31
Significant unobservable inputs (Level 3)	2015	2014

Balance, beginning of year	$(3,384)	$2,013
Realized (losses) gains included in the statement of operations, during the year	(4,090)	883
Unrealized losses included in the statement of operations, during the year	(634)	(6,081)
Unrealized gains included in accumulated other comprehensive loss, during the year	-	643
Settlements	4,090	(883)
Foreign currency translation adjustment	76	41
Balance, end of year	$(3,942)	$(3,384)

Schedule Of Commodity Swap Derivative Instruments United States [Table Text Block]
U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

April 2, 2015	84,000	$1.90	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
April 2, 2015	84,000	$1.91	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
July 24, 2015	84,000	$1.77	NY Harbor ULSD	January 1, 2016	December 31, 2016
July 24, 2015	84,000	$1.88	NY Harbor ULSD	January 1, 2017	December 31, 2017
July 24, 2015	84,000	$1.77	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
July 24, 2015	84,000	$1.87	NYMEX Heating Oil Index	January 1, 2017	December 31, 2017
November 13, 2015	84,000	$1.53	NY Harbor ULSD	January 1, 2016	December 31, 2016
November 13, 2015	84,000	$1.53	NYMEX Heating Oil Index	January 1, 2016	December 31, 2016
December 8, 2015	84,000	$1.45	NY Harbor ULSD	January 1, 2016	December 31, 2016

Schedule Of Commodity Swap Derivative Instruments Canada [Table Text Block]
Canadian fuel hedges
Date entered	Effective date	Expiration date

Schedule Of Interest Rate Swap Derivative Instruments [Table Text Block]
Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

August 30, 2013	$35,000	2.97%	0.23%	September 30, 2013	September 29, 2023
August 30, 2013	$40,000	2.96%	0.23%	September 30, 2013	September 29, 2023
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
October 21, 2013	$25,000	1.51%	0.23%	October 31, 2013	September 28, 2018
October 21, 2013	$25,000	1.53%	0.23%	October 31, 2013	September 28, 2018
October 25, 2013	$15,000	2.65%	0.23%	October 31, 2013	September 29, 2023
October 25, 2013	$20,000	2.64%	0.23%	October 31, 2013	September 29, 2023
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
December 11, 2013	$20,000	2.18%	0.23%	December 13, 2013	September 30, 2020
December 11, 2013	$20,000	2.17%	0.23%	December 13, 2013	September 30, 2020
December 30, 2013	$10,000	2.96%	0.23%	January 2, 2014	September 29, 2023
December 30, 2013	$15,000	0.75%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	0.79%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	1.62%	0.23%	January 2, 2014	September 28, 2018
December 30, 2013	$30,000	1.66%	0.23%	January 2, 2014	September 28, 2018
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.26%	0.23%	March 31, 2014	March 28, 2024
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.78%	0.23%	March 31, 2014	March 28, 2024
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	2.27%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$20,000	2.26%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$30,000	2.79%	0.23%	March 31, 2014	March 28, 2024
March 28, 2014	$35,000	1.64%	0.23%	March 31, 2014	September 30, 2018
March 28, 2014	$25,000	1.03%	0.23%	March 31, 2014	March 31, 2017
July 24, 2014	$20,000	2.65%	0.23%	July 31, 2014	June 28, 2024

Schedule Of Foreign Exchange Derivative Instruments [Table Text Block]
Foreign currency exchange agreements
Date entered	U.S. dollars purchased	Foreign currency exchange rate	Effective date

December 30, 2015	$7,500	1.3889	January 29, 2016

Derivative Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]
				December 31, 2015
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$21,664	$9,473	$7,541	$3,076	$1,574
Commodity swaps	$3,942	$3,099	$843	$-	$-
Foreign currency exchange agreements	$7,500	$7,500	$-	$-	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	December 31
	2015	2014

Net loss on financial instruments
Funded landfill post-closure costs	$(61)	$(94)
Interest rate swaps	6,389	18,227
Fuel hedges	634	6,862
Wood waste supply agreement	-	(781)
Foreign currency exchange agreements	30	-
	$6,992	$24,214